OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

NOTE 5 —OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

Below are the financial instruments held by the Company other than cash and cash equivalents.  They consist of time deposits with short-term maturities (more than 90 days), restricted mutual funds and derivative contracts. Financial instruments are detailed as follows:

a)Current portion 2017

a.1 Time deposits

Placement	Maturity	Institution	Currency	Principal	Annual rat	12.31.2017
				ThCh$	%	ThCh$
08-09-2017	02-12-2018	Banco Santander - Chile	Unidad de fomento	7,000,000	1.04%	7,082,167
09-25-2017	02-26-2018	BCI	Unidad de fomento	1,500,000	1.36%	1,516,454
09-25-2017	05-28-2018	Banco Santander - Chile	Unidad de fomento	5,000,000	0.94%	5,049,376
06-13-2017	03-15-2018	Vatorantim	Brazilian reais	20,013	8.82%	21,145

Subtotal						13,669,142

a.2 Rights in Forward Contracts

Rights in Forward Contracts — Forward (see details in Note 20)						469,019

Subtotal						469,019

Total other Financial Assets, current						14,138,161

b)Non-current 2017

b.1 Rights in forward contracts

12.31.2017
ThCh$

Rights in forward contracts (see note 20)	61,898,833

Sub total	61,898,833

F -

b.2 Rights in other companies

12.31.2017
ThCh$
Rights in Ades (*) manufacturing companies	14,153,111
Increase (decrease) in foreign currency exchange	(1,792,859)
Subtotal	12,360,252
Total Other Financial Assets, non-current	74,259,085

(*) On December 27, 2016, Coca-Cola Andina confirmed to The Coca-Cola Company its decision to participate in the “AdeS” business and commercialize said products in all its franchise territories,  As a result, the operation materialized on March 28, 2017, and pursuant to the agreements, implied a disbursement of US$39 million, ThCh$14,153,111 were allocated to the purchase of rights in the manufacturing company “AdeS” and ThCh$11,923,449 were allocated to distribution rights of the “AdeS” products.  The rights in the acquired companies are distributed as follows:

•	Purchase of 13.0% interest in the Argentine company Alimentos de Soya S.A. for ThCh$9,661,283.
•	Purchase of 8.5% interest in the Brazilian company UBI 3 Participações Ltda. for ThCh$4,491,828.

a)Current portion 2016

a. 1 Time deposits

Placement	Maturity	Institution	Currency	Principal	Annual rate	12.31.2016
				ThCh$	%	ThCh$
01-15-2016	01-04-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.35%	5,207,907
02-25-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	6,000,000	1.09%	6,209,086
04-22-2016	02-13-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.25%	5,135,282
06-24-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.11%	5,088,450
08-31-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	7,000,000	1.50%	7,072,864
08-31-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	3,000,000	1.24%	3,028,570
10-19-2016	02-24-2017	Banco HSBC - Chile	Unidad de fomento	2,000,000	2.30%	2,017,503
11-09-2016	02-13-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	3.48%	5,038,755
11-24-2016	05-08-2017	Banco HSBC - Chile	Unidad de fomento	10,000,000	2.85%	10,046,439
11-24-2016	05-08-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	2.85%	5,023,219
03-15-2016	03-15-2017	Banco Votoratim - Brazil	Brazilian reais	19,926	8.82%	21,632

Subtotal						53,889,707

a.2 Rights in Forward Contracts
Rights in Forward Contracts (see details in Note 20)						4,678,343

a.3 Funds in Guaranty
Funds in guaranty for Rofex derivative operations — Argentina (1)						1,584,577

Total other Financial Assets, current						60,152,627

(1) Corresponds to funds that must be restricted in accordance with the partial results of derivative operations in Argentina.

b)Non-current portion 2016

12.31.2016
ThCh$
Derivative futures contracts
Derivative futures contracts (see note 20)	80,180,880

Total other non-current financial assets	80,180,880